FINANCE COSTS, NET	12 Months Ended
Dec. 31, 2024
Finance costs [Abstract]
Finance Costs, Net	■ Finance Costs, Net

For the years ended December 31	2024	2023
Interest expense[1]	$452	$387
Amortization of debt issue costs	1	1
Amortization of premium	(1)	—
Interest on lease liabilities	4	5
Loss on interest rate hedges	1	1
Interest capitalized[2]	(33)	(42)
Accretion	89	87
Finance income	(281)	(269)
Total	$232	$170
[1]Interest in the consolidated statements of cash flow is presented on a cash basis. In 2024, cash interest paid was $380 million (2023: $300 million).
[2]For the year ended December 31, 2024, the general capitalization rate was 6.40% (2023: 6.60%).